IMPAIRMENT OF GOODWILL AND OTHER ASSETS	12 Months Ended
Dec. 31, 2018
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
IMPAIRMENT OF GOODWILL AND OTHER ASSETS

7.    IMPAIRMENT OF GOODWILL AND INTANGIBLE ASSETS

	2018	2017	2016

Impairment of goodwill	$—	$30.0	$40.1
Impairment of intangible assets	—	13.8	0.8
	$—	$43.8	$40.9

2017

During the third quarter of 2017, the Corporation performed an impairment test of its Magazines CGU in light of the continuous downtrend in revenues in this industry. The Corporation concluded that the recoverable amount was less than the carrying amount of the Magazines CGU and recorded a goodwill impairment charge of $30.0 million (including $1.5 million without any tax consequence) and an impairment charge of $12.4 million on intangible assets (including $3.1 million without any tax consequence).

An impairment charge on intangible assets of $1.4 million was also recorded in 2017 in other segments.

2016

During the third quarter of 2016, the Corporation performed an impairment test of its Magazines CGU in light of the continuous downtrend in advertising revenues in this industry. The Corporation concluded that the recoverable amount was less than the carrying amount of the Magazines CGU and recorded a goodwill impairment charge of $40.1 million (without any tax consequence).

An impairment charge on intangible assets of $0.8 million was also recorded in 2016 in other segments.